Pensions and post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Disclosure of income statement charge	The following tables include amounts recognised in the income statement and an analysis of benefit obligations and scheme assets for all
Barclays Bank Group defined benefit schemes. The net position is reconciled to the assets and liabilities recognised on the balance sheet.
The tables include funded and unfunded post-retirement benefits. The income statement charge with respect to defined contribution schemes is disclosed as part of footnotes to Note 28 Staff costs.

Income statement (credit)/charge
	2024	2023	2022
	£m	£m	£m
Current service cost	150	119	28
Net finance (income)/cost	(157)	(222)	(122)
Past service cost	—	—	20
Other movements	1	(1)	—
Total	(6)	(104)	(74)

Disclosure of balance sheet reconciliation

Balance sheet reconciliation
	2024		2023
	Barclays Bank Group Total	Of which relates to UKRF	Barclays Bank Group Total	Of which relates to UKRF
	£m	£m	£m	£m
Benefit obligation at beginning of the year	(21,420)	(20,618)	(20,801)	(19,990)
Current service cost	(168)	(155)	(151)	(141)
Interest costs on scheme liabilities	(930)	(901)	(959)	(929)
Remeasurement gain/(loss) - financial	1,804	1,797	(698)	(683)
Remeasurement gain/(loss) - demographic	12	13	311	310
Remeasurement (loss)/gain - experience	(55)	(54)	(264)	(260)
Employee contributions	(6)	—	(5)	(1)
Benefits paid	1,226	1,189	1,115	1,075
Exchange and other movements	13	—	32	1
Benefit obligation at end of the year	(19,524)	(18,729)	(21,420)	(20,618)
Fair value of scheme assets at beginning of the year	24,914	24,234	25,360	24,680
Interest income on scheme assets	1,087	1,062	1,181	1,155
Employer contribution	37	22	54	39
Remeasurement - return on scheme assets (less)/greater than discount rate	(2,192)	(2,184)	(532)	(548)
Employee contributions	6	—	5	1
Benefits paid	(1,221)	(1,189)	(1,115)	(1,075)
Exchange and other movements	(8)	(17)	(39)	(18)
Fair value of scheme assets at end of the year	22,623	21,928	24,914	24,234
Net surplus	3,099	3,199	3,494	3,616
Retirement benefit assets	3,263	3,199	3,667	3,616
Retirement benefit liabilities	(164)	—	(173)	—
Net retirement benefit assets	3,099	3,199	3,494	3,616

Disclosure of actuarial valuation of schemes	Actuarial valuation of the scheme's obligation is dependent upon a series of assumptions. Below is a summary of the main financial and demographic assumptions adopted for the UKRF.

Key UKRF financial assumptions	2024	2023
	% p.a.	% p.a.
Discount rate	5.44	4.49
Inflation rate (RPI)	3.32	3.17
The table below shows how the
assumed life expectancy, for members of the UKRF, has changed since last year:

Assumed life expectancy[1]	2024	2023
Life expectancy at 60 for current pensioners (years)
– Males	26.5	26.5
– Females	29.4	29.3
Life expectancy at 60 for future pensioners currently aged 40 (years)
– Males	28.0	28.0
– Females	30.8	30.7
Note:
1 The life expectancies disclosed are in respect of a population of the membership that represents c60% of the Defined Benefit Obligation of UKRF (excluding the Afterwork section which has no post-retirement mortality risk) with the remaining members having life expectancy at age 60 of between 26.3 years and
29.4 years.

Change in key assumptions
	2024	2023

	(Decrease)/Increase in UKRF defined benefit obligation	(Decrease)/Increase in UKRF defined benefit obligation
	£bn	£bn
Discount rate
0.5% p.a. increase	(1.0)	(1.2)
0.25% p.a. increase	(0.5)	(0.6)
0.25% p.a. decrease	0.5	0.6
0.5% p.a. decrease	1.1	1.3
Assumed RPI
0.5% p.a. increase	0.7	0.8
0.25% p.a. increase	0.3	0.4
0.25% p.a. decrease	(0.4)	(0.4)
0.5% p.a. decrease	(0.7)	(0.8)
Life expectancy at 60
one year increase	0.5	0.6
one year decrease	(0.5)	(0.6)

Disclosure of analysis of scheme assets	The value of the assets of the schemes and their percentage in relation to total scheme assets were as follows:

Analysis of scheme assets
	Barclays Bank Group Total				Of which relates to UKRF
	Quoted	Unquoted[1]	Value	% of total fair value of scheme assets	Quoted	Unquoted[1]	Value	% of total fair value of scheme assets
	£m	£m	£m	%	£m	£m	£m	%
As at 31 December 2024
Equities	121	—	121	0.5	—	—	—	—
Private equities	—	2,134	2,134	9.4	—	2,134	2,134	9.7
Bonds - fixed government	1,546	—	1,546	6.8	1,306	—	1,306	6.0
Bonds - index-linked government	8,234	—	8,234	36.4	8,214	—	8,214	37.5
Bonds - corporate and other	5,604	717	6,321	27.9	5,395	717	6,112	27.9
Property	19	1,238	1,257	5.6	—	1,238	1,238	5.6
Infrastructure	—	1,388	1,388	6.1	—	1,388	1,388	6.3
Hedge funds	9	1,390	1,399	6.2	—	1,390	1,390	6.3
Derivatives	(7)	(1,799)	(1,806)	(8.0)	(7)	(1,799)	(1,806)	(8.2)
Longevity reinsurance contracts	—	(117)	(117)	(0.5)	—	(117)	(117)	(0.5)
Cash and liquid assets[2]	(454)	2,529	2,075	9.2	(464)	2,529	2,065	9.4
Mixed investment funds	8	—	8	—	—	—	—	—
Other	7	56	63	0.4	—	4	4	—
Fair value of scheme assets	15,087	7,536	22,623	100.0	14,444	7,484	21,928	100.0

As at 31 December 2023
Equities	116	—	116	0.5	—	—	—	—
Private equities	—	2,259	2,259	9.1	—	2,259	2,259	9.3
Bonds - fixed government	1,544	—	1,544	6.2	1,289	—	1,289	5.3
Bonds - index-linked government	9,400	—	9,400	37.7	9,383	—	9,383	38.8
Bonds - corporate and other	6,014	1,237	7,251	29.1	5,818	1,237	7,055	29.1
Property	17	1,197	1,214	4.9	—	1,197	1,197	4.9
Infrastructure	814	720	1,534	6.2	814	720	1,534	6.3
Hedge funds	11	1,309	1,320	5.3	—	1,309	1,309	5.4
Derivatives	25	(1,584)	(1,559)	(6.3)	25	(1,584)	(1,559)	(6.4)
Longevity reinsurance contracts	—	(131)	(131)	(0.5)	—	(131)	(131)	(0.5)
Cash and liquid assets[2]	(1,134)	3,036	1,902	7.6	(1,143)	3,036	1,893	7.8
Mixed Investment funds	12	—	12	—	—	—	—	—
Other	5	47	52	0.2	—	5	5	—
Fair value of scheme assets	16,824	8,090	24,914	100.0	16,186	8,048	24,234	100.0
Notes
1.Valuation of unquoted assets is provided by the underlying managers or qualified independent valuers. The valuation for some of the unquoted assets, in particular private equities, is based on valuations as at 30 September 2024 adjusted by cash flows, these being the latest available valuations as at the point of publication. All valuations are determined in accordance with relevant industry guidance. Barclays Bank Group does not believe these valuations will differ materially from the fair value, in the context of the overall UKRF asset size.
2.Cash and liquid assets for the UKRF consists of £404m (2023: £354m) cash, £80m (2023: £91m) receivables/payables, £2,529m (2023: £3,036m) pooled cash funds and £(948)m (2023: £(1,588)m) repurchase agreements.